SEGMENT REPORTING (Schedule of Sales Data by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENT REPORTING
Net Sales by Segment	$ 98,292	$ 86,512	$ 117,103
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment	$ 2,926	$ 4,021	$ 9,490
Net Sales by Segment (as a percent)	3.00%	5.00%	8.00%
Japan
SEGMENT REPORTING
Net Sales by Segment	$ 49,185	$ 45,561	$ 57,483
Net Sales by Segment (as a percent)	50.00%	52.00%	49.00%
India
SEGMENT REPORTING
Net Sales by Segment	$ 42,352	$ 33,021	$ 34,836
Net Sales by Segment (as a percent)	43.00%	38.00%	30.00%
Taiwan
SEGMENT REPORTING
Net Sales by Segment	$ 3,018	$ 3,217	$ 7,904
Net Sales by Segment (as a percent)	3.00%	4.00%	7.00%
Other
SEGMENT REPORTING
Net Sales by Segment	$ 811	$ 692	$ 7,390
Net Sales by Segment (as a percent)	1.00%	1.00%	6.00%